STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Liquidation Basis
ASSETS
Net Assets	$ 107,219,798
NET ASSETS IN LIQUIDATION, representing:
Equity of contract owners	58,346,828
Equity of Pruco Life Insurance Company	$ 48,872,970
Portfolio shares held	2,295,033
Portfolio net asset value per share	$ 46.72
Contract owner units outstanding	15,383,359
Liquidation Basis | At net realizable value
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 107,219,798
Going Concern Basis
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership		$ 103,601,210
Net Assets		103,601,210
NET ASSETS IN LIQUIDATION, representing:
Equity of contract owners		63,333,946
Equity of Pruco Life Insurance Company		$ 40,267,264
Portfolio shares held		2,295,033
Portfolio net asset value per share		$ 45.14
Contract owner units outstanding		17,166,032